STOCKHOLDERS' DEFICIT AND STOCK-BASED COMPENSATION - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Mar. 31, 2022 USD ($) Vote plan $ / shares shares	Dec. 31, 2021 USD ($) Vote plan $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 08, 2021 $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000	66,486,210
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)	66,647,242	66,915,204	66,647,242	9,392,361		15,554,790
Number of votes per share | Vote	1	1	1
Convertible preferred stock, shares authorized (in shares)	60,000,000	60,000,000	60,000,000	41,387,260
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares outstanding (in shares)	0	0	0	40,255,926	34,541,150		40,255,926	33,672,045
Options, unrecognized compensation expense | $	$ 3,994,756	$ 3,004,000	$ 3,994,756	$ 3,490,761	$ 6,321,143
Unrecognized expense expected period for recognition		10 months 24 days	1 year 1 month 2 days	1 year 3 months 10 days	1 year 4 months 20 days
Options vested fair value | $		$ 1,875,000	$ 1,414,334	$ 2,558,269	$ 1,581,077
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares)	2,004,969	2,004,969	2,004,969
Increase in shares available for issuance as a percentage		1.00%	1.00%
Number of shares issued (in shares)		0	0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years	4 years
Award expiration period		10 years	10 years
Stock-based compensation expense | $		$ 1,047,000	$ 2,492,533	$ 1,956,009	$ 2,286,349
Share-based Payment Arrangement, Option [Member] | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%	25.00%
Share-based Payment Arrangement, Option [Member] | 36 Months following first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months
Award vesting percentage		75.00%	75.00%
Award expiration period			36 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years
Restricted Stock Units (RSUs) | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested ( in shares)		0	0
Restricted Stock Units (RSUs) | First anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Restricted Stock Units (RSUs) | 36 Months following first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months
Award vesting percentage		75.00%
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares)		1,008,500
Time-Based RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years	3 years
Stock-based compensation expense | $	$ 119,941	$ 1,312,000
Unrecognized expense expected period for recognition		3 years 7 days	2 years 11 months 8 days
Non-option awards granted (in shares)		1,518,500	510,000
Non-option awards, unrecognized compensation expense | $	5,964,359	$ 14,737,000	$ 5,964,359
Price-Target RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option awards granted (in shares)		300,000
Price-Target RSUs | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		$ 2,821,000	$ 1,035,944
Unrecognized expense expected period for recognition		7 months 24 days	10 months 24 days
Non-option awards granted (in shares)		1,070,000	770,000
Non-option awards, unrecognized compensation expense | $	$ 4,732,496	$ 4,352,000	$ 4,732,496
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan		1	1
Number of shares issued (in shares)		2,588,500	1,280,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance (in shares)	10,024,848	10,024,848	10,024,848
Increase in shares available for issuance as a percentage	5.00%	5.00%
Number of shares available for grant (in shares)	8,744,848	7,198,848	8,744,848